Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	$ 748,710,951	$ 843,740,084
Financing Cash Flows, From	69,204,437	31,680,253
Financing Cash Flows, Used	(74,562,791)	(38,995,800)
Financing Cash Flows, Interest Paid	(47,195,320)	(49,980,257)
Financing Cash Flows	(52,553,674)	(57,295,804)
Non-Cash Changes, Change in Fair Value	48,389,489	(25,059,561)
Non-Cash Changes, Foreign exchange differences	102,202,559	(58,074,681)
Non-Cash Changes, Financial costs	50,685,405	49,902,511
Non-Cash Changes, Other changes	(8,431,872)	(4,501,598)
Ending Balance	889,002,858	748,710,951
Bank Loans [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	109	4,172
Financing Cash Flows, Used		(4,156)
Financing Cash Flows, Interest Paid	(22,681)	(169)
Financing Cash Flows	(22,681)	(4,325)
Non-Cash Changes, Financial costs	22,576	262
Ending Balance	4	109
Unsecured Liabilities [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	763,579,585	802,306,161
Financing Cash Flows, Used	(5,654,112)	(5,530,327)
Financing Cash Flows, Interest Paid	(42,860,557)	(43,514,578)
Financing Cash Flows	(48,514,669)	(49,044,905)
Non-Cash Changes, Foreign exchange differences	66,096,234	(33,226,098)
Non-Cash Changes, Financial costs	45,333,098	43,544,427
Ending Balance	826,494,248	763,579,585
Financial Leases [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	14,608,914	17,749,647
Financing Cash Flows, Used	(1,889,685)	(1,781,064)
Financing Cash Flows, Interest Paid	(739,070)	(811,172)
Financing Cash Flows	(2,628,755)	(2,592,236)
Non-Cash Changes, Foreign exchange differences	1,757,221	(1,359,668)
Non-Cash Changes, Financial costs	739,070	811,171
Ending Balance	14,476,450	14,608,914
Financial Derivatives for Hedging [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	(29,478,642)	23,640,893
Financing Cash Flows, Interest Paid	(3,496,889)	(3,543,399)
Financing Cash Flows	(3,496,889)	(3,543,399)
Non-Cash Changes, Change in Fair Value	48,389,489	(25,059,561)
Non-Cash Changes, Foreign exchange differences	34,349,104	(23,488,915)
Non-Cash Changes, Financial costs	3,569,025	3,473,938
Non-Cash Changes, Other changes	(7,676,501)	(4,501,598)
Ending Balance	45,655,586	(29,478,642)
Loans to Related Parties [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	985	39,211
Financing Cash Flows, From	69,204,437	31,680,253
Financing Cash Flows, Used	(66,540,959)	(31,680,253)
Financing Cash Flows, Interest Paid	(76,123)	(805,551)
Financing Cash Flows	2,587,355	(805,551)
Non-Cash Changes, Financial costs	543,601	767,325
Non-Cash Changes, Other changes	(755,371)
Ending Balance	2,376,570	985
Other Obligations [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Financing Cash Flows, Used	(478,035)
Financing Cash Flows, Interest Paid		(1,305,388)
Financing Cash Flows	(478,035)	(1,305,388)
Non-Cash Changes, Financial costs	$ 478,035	$ 1,305,388